Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Schedule of inventories [Abstract]
Raw materials and components		$ 21,402	$ 17,425
Finished products	[1]	16,075	12,605
Inventories		$ 37,477	$ 30,030

[1]	Including amounts of $0 and $836 for the years ended December 31, 2019 and 2018, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.